Joint Operation - Gain on Dilution of Interest in Joint Venture (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Joint Ventures [Line Items]
Gain on dilution of interest in Joint Venture	$ 74,492
Minera Exar S.A
Disclosure Of Joint Ventures [Line Items]
Company’s 50% share of the $160,000 increase in Minera Exar's share capital	80,000
Carrying value of the Company's diluted share in Investment in Joint Venture	(5,508)
Gain on dilution of interest in Joint Venture	$ 74,492